UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/13

Item 1.  Reports to Stockholders.

GRANite HARBOR ALTERNATIVE fund

(formerly sca absolute return fund)

Investor shares - ghafx

GRANITE HARBOR TACTICAL fund

(formerly sca directional fund)

Investor shares - ghtfx

SEMI-ANNUAL REPORT

December 31, 2013

1-855-282-1100

www.graniteharborfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Shareholder Letter for the December 31, 2013 Semi-Annual Report

Granite Harbor Alternative Fund (GHAFX)

Granite Harbor Tactical Fund (GHTFX)

Investment Objectives:

Granite Harbor Alternative Fund

The Fund seeks long-term capital appreciation and income with lower volatility as compared to the U.S. equity and fixed income markets. The Fund defines lower volatility to mean below 50% of the volatility of the S&P 500 Index.

Granite Harbor Tactical Fund

The Fund seeks long-term capital appreciation with moderate volatility as compared to the U.S. equity market. The Fund defines moderate volatility to mean below 75% of the volatility of the S&P 500 Index.

Market Overview

U.S. equity markets continued their positive momentum during the second half of 2013 with all indices finishing the calendar year at or close to all-time or multi-year highs. Investors seemed undeterred by any political issues regarding the budget crisis or even the uncertainty regarding potential Federal Reserve (the “Fed”) action. One of the main positive catalysts for the equity markets occurred on December 18th when the Federal Reserve announced their intentions to reduce the monthly bond purchases in their Quantitative Easing (“QE”) program. The Fed’s proposed reduction was at the low end of expectations which helped ease investor’s concerns and provided some clarity on the Fed’s plans. In response, investors continued to drive-up equities through calendar year-end resulting in an impressive gain of over 15% for the S&P 500 Index for the six months ended December 31, 2013.

The Barclays U.S. Aggregate Bond Index finished the second half of 2013 with a small gain of +0.43%. However, upward pressure on yields resulted in losses in Treasuries as fixed income investors accepted the likelihood that the Fed’s tapering of QE would happen sooner rather than later. The 10-year Treasury note climbed to 3.04% on December 31, 2013 which is the first time it rose above 3% since 2011. Losses in Treasuries were more than off-set by gains in corporate high-yield bonds as investors chased higher yields with the backdrop of stronger corporate profits and a historically low default rate.

0599-NLD-02/10/2014

1

Performance Summary

The Granite Harbor Alternative Fund returned +6.76% compared to +3.45% for the HFRX Global Hedge Fund Index for the six months ended December 31, 2013. The Fund’s outperformance of the benchmark mostly resulted from maintaining a higher exposure to equities which benefited the Fund as U.S. equity markets rallied during the second half of 2013. The Fund also generated attractive returns from credit related strategies. The Fund’s overall gains were partially off-set by some hedging positions as the Fund was positioned to take advantage of the positive equity environment but also control volatility. For this reason, the Fund also maintained a lower net equity exposure during the period compared to the Granite Harbor Tactical Fund.

The Granite Harbor Tactical Fund returned +9.25% compared to +6.26% for the HFRX Equity Hedge Index during the six months ended December 31, 2013. The majority of the Fund’s returns were also generated from equities as the Fund increased net exposures during the period in order to benefit from the positive momentum. The Fund also employed fewer hedging strategies during the period which helped performance. The higher overall net exposures positioned the Fund to achieve strong returns relative to the Fund’s benchmark for the six month ended December 31, 2013.

Outlook

The strength of the equity markets during the second half of 2013 was impressive and came as a surprise to some investors. Although we celebrate the results, we also remain cautious as we wait to see how the market and the economy will react to further reductions in the Fed’s Quantitative Easing program. We continue to believe that equities will trend higher during the next few quarters but with a higher degree of volatility. With that in mind, the overall equity exposure has been reduced slightly in both Granite Harbor Funds in order to mitigate the potential impact of higher expected volatility during 2014. We will continue to manage both Funds to complement each other while providing a diversified, multi-strategy, multi-manager alternative investment product which seeks to achieve attractive risk-adjusted returns.

Best regards,

Gary Price, Managing Director

Genesis Capital LLC

0599-NLD-02/10/2014

2

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The HFRX Indices are compiled by Hedge Fund Research, Inc. and are not investable products. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The S&P 500 is a stock market index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index - each stock’s weight is proportionate to its market value.

Per the fee table in the Granite Harbor Alternative Fund’s October 28, 2013 prospectus, the Fund’s total annual operating expenses are 3.93%. Per the fee table in the Granite Harbor Tactical Fund’s October 28, 2013 prospectus, the Fund’s total operating expenses are 3.92%.

0599-NLD-02/10/2014

3

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCKS - 35.6%
	AGRICULTURE - 0.4%
2,287	Philip Morris International, Inc. ^	$199,266

	AIRLINES - 0.4%
5,700	United Continental Holding, Inc. ^*	215,631

	APPAREL - 0.3%
1,138	Sketchers USA, Inc. - Class A ^*	37,702
2,256	VF Corp. ^	140,639
		178,341
	AUTO MANUFACTURERS - 0.1%
1,650	General Motors Co. ^*#	67,435

	BANKS - 2.0%
2,120	Banco Latinoamericano de Comercio Exterior SA	59,402
10,080	Bank of America Corp.	156,946
2,650	Citigroup, Inc.	138,091
3,720	JP Morgan Chase & Co. ^	217,545
2,013	Nothern Trust Corp. ^	124,585
10,330	Regions Financial Corp.	102,164
2,982	US Bancorp ^	120,473
3,700	Wells Fargo & Co. ^	167,980
		1,087,186
	BEVERAGES - 0.6%
1,688	Beam, Inc. ^	114,885
2,914	Coca-Cola Co. ^	120,377
3,415	Embotelladora Andina SA	96,440
		331,702
	BIOTECHNOLOGY - 0.2%
2,824	Exact Sciences Corp. ^*	33,013
9,500	Exelixis, Inc. ^*	58,235
		91,248
	BUILDING MATERIALS - 0.6%
1,613	Apogee Enterprises, Inc. ^	57,923
722	Martin Marietta Materials, Inc. ^	72,157
4,060	Simpson Manufacturing Co., Inc.	149,124
503	Texas Industries, Inc. ^*	34,596
		313,800
	CHEMICALS - 1.6%
500	Air Products & Chemicals, Inc.	55,890
1,346	Ashland, Inc. ^	130,616
710	CF Industries Holdings, Inc.	165,458
1,889	El du Pont de Nemours & Co. ^	122,728
906	Praxair, Inc. ^	117,807
3,380	RPM International, Inc.	140,304
6,270	Sociedad Quimica y Minera de Chile SA - ADR	162,267
		895,070

The accompanying notes are an integral part of these financial statements.

4

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	COMMERCIAL SERVICES - 1.2%
1,532	Automatic Data Processing, Inc. ^	$123,801
192	Emerge Energy Services LP ^	8,511
500	Hertz Global Holdings, Inc. ^*#	14,310
3,488	KAR Auction Services, Inc. ^	103,070
1,454	Korn/Ferry International ^*	37,978
398	Monro Muffler Brake, Inc ^	22,431
1,863	Quanta Services, Inc. ^*	58,796
6,496	Service Corp International ^	117,772
396	United Rentals, Inc. ^*	30,868
3,691	Vantiv, Inc. ^*	120,363
3,010	Western Union Co.	51,923
		689,823
	COMPUTERS - 1.3%
987	Apple, Inc. ^	553,816
4,352	EMC Corp. ^	109,453
2,214	Sykes Enterprises, Inc. ^*	48,287
		711,556
	COSMETICS/PERSONAL CARE - 0.2%
1,815	Colgate-Palmolive Co. ^	118,356

	DISTRIBUTION/WHOLESALE - 0.1%
577	Arrow Electronics, Inc. ^*	31,302

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
37,612	Ellington Financial LLC ^	852,664
870	Intercontinental Exchange, Inc. ^*	195,680
679	Outerwall, Inc. ^*	45,676
		1,094,020
	ELECTRIC - 0.6%
1,766	Dominion Resources, Inc. ^	114,243
1,613	Duke Energy Corp. ^	111,313
3,914	Xcel Energy, Inc. ^	109,357
		334,913
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,004	EnerSys, Inc. ^	70,370
1,060	Hubbell, Inc. - Class B	115,434
1,030	Littelfuse, Inc.	95,718
		281,522
	ELECTRONICS - 0.6%
19	Allegion PLC ^*	840
1,298	Honeywell International, Inc. ^	118,598
1,051	Rogers Corp. ^*	64,637
2,460	TE Connectivity Ltd.	135,571
		319,646

The accompanying notes are an integral part of these financial statements.

5

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ENVIRONMENTAL CONTROL - 0.3%
1,232	Clean Harbors, Inc. ^*	$73,871
2,678	Waste Management, Inc. ^	120,162
		194,033
	FOOD - 0.2%
3,519	Mondelez International, Inc. ^	124,221

	FOREST PRODUCTS & PAPER - 0.2%
2,497	International Paper Co. ^	122,428

	HEALTHCARE-PRODUCTS - 0.4%
3,580	Cynosure, Inc. - Cl. A ^*	95,514
3,520	Patterson Cos, Inc.	145,024
		240,538
	HEALTHCARE-SERVICES - 0.1%
1,111	Capital Senior Living Corp. ^*	26,653

	HOME BUILDERS - 0.4%
6,740	Brookfield Residential Properties, Inc. *	163,041
2,556	Winnebago Industries, Inc. ^*	70,162
		233,203
	HOME FURNISHINGS - 0.1%
1,245	Tempur Sealy International, Inc. ^*	67,180

	INSURANCE - 1.3%
338	Alleghany Corp. *	135,186
1,512	Aon PLC ^	126,842
2,500	Arthur J Gallagher & Co.	117,325
3,786	Assured Guaranty Ltd. ^	89,312
1,228	Chubb Corp. ^	118,661
2,720	Fidelity National Financial, Inc. ^	88,264
2,300	Horace Mann Educators Corp.	72,542
		748,132
	INTERNET - 0.7%
3,740	eBay, Inc. ^*	205,289
359	Equinix, Inc. ^*#	63,705
4,497	FTD Cos., Inc. ^*	146,512
		415,506
	LEISURE TIME - 0.2%
1,429	Norwegian Cruise Line Holdings Ltd. ^*	50,687
1,272	Royal Caribbean Cruises Ltd. ^	60,318
		111,005
	LODGING - 0.2%
2,800	Home Inns & Hotels Management, Inc. ^*	122,192

	MACHINERY-CONSTRUCTION & MINING - 0.2%
1,520	Caterpillar, Inc.	138,031

The accompanying notes are an integral part of these financial statements.

6

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MACHINERY-DIVERSIFIED - 0.6%
1,180	Deere & Co.	$107,769
4,200	Xylem, Inc.	145,320
1,107	Zebra Technologies Corp. ^*	59,867
		312,956
	MEDIA - 1.1%
3,530	CBS Corp. - Class B ^#	225,002
6,724	Lee Enterprises, Inc. ^*	23,332
9,443	News Corp. - Class A ^*	170,163
1,091	Sinclair Broadcast Group, Inc. ^	38,981
949	Time Warner Cable, Inc. - Class A ^	128,590
352	Tribune Co. ^*	27,245
		613,313
	MINING - 0.8%
3,350	Barrick Gold Corp.	59,061
2,030	Compass Minerals International, Inc.	162,502
4,680	Freeport-McMoRan Copper & Gold, Inc.	176,623
8,847	MAG Silver Corp. ^*	45,650
		443,836
	MISCELLANEOUS MANUFACTURING - 1.7%
3,930	Actuant Corp.	143,995
11,257	General Electric Co. ^	315,534
2,900	ITT Corp.	125,918
1,020	Pall Corp.	87,057
2,280	Pentair Ltd.	177,088
1,060	SPX Corp.	105,587
		955,179
	OIL & GAS - 2.0%
597	Baytex Energy Corp. ^	23,379
947	Chevron Corp. ^	118,290
2,944	Comstock Resources, Inc. ^	53,846
1,555	ConocoPhillips ^	109,861
3,912	Energy XXI Bermuda Ltd. ^	105,859
2,220	EPL Oil & Gas, Inc. ^*	63,270
2,718	Exxon Mobil Corp. ^	275,061
13,583	Halcon Resources Corp. ^*	52,430
3,849	Precision Drilling Corp. ^	36,065
2,125	Whiting Petroleum Corp. *	131,474
7,360	WPX Energy, Inc. *	149,997
		1,119,532
	OIL & GAS SERVICES - 0.2%
47	Core Laboratories NV	8,975
1,234	Schlumberger Ltd. ^	111,196
		120,171

The accompanying notes are an integral part of these financial statements.

7

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	PHARMACEUTICALS - 0.9%
3,272	Abbott Laboratories ^	$125,416
309	BioMarin Pharmaceutical, Inc. ^*	21,713
1,257	Johnson & Johnson ^	115,129
2,320	Merck & Co., Inc. ^	116,116
3,843	Pfizer, Inc. ^	117,711
		496,085
	PIPELINES - 0.2%
3,510	Williams Cos., Inc.	135,381

	REAL ESTATE - 1.1%
3,700	Alexander & Baldwin, Inc.	154,401
7,990	Brookfield Office Properties, Inc.	153,808
9,440	Cheung Kong Holdings Ltd.	149,246
1,250	Howard Hughes Corp. *	150,125
		607,580
	REITS - 4.8%
2,200	American Tower Corp. ^	175,604
1,505	AvalonBay Communities, Inc. ^	177,936
2,330	Boston Properties, Inc. ^	233,862
2,920	Camden Property Trust ^	166,090
1,635	Digital Realty Trust, Inc. ^	80,311
6,875	Douglas Emmett, Inc. ^	160,119
2,545	EastGroup Properties, Inc. ^	147,432
6,550	Extra Space Storage, Inc. ^	275,952
6,975	Host Hotels & Resorts, Inc. ^	135,594
17,400	Kite Realty Group Trust ^	114,318
3,450	Macerich Co. ^	203,170
9,468	NorthStar Realty Finance Corp. ^#	127,344
2,960	Plum Creek Timber Co., Inc.	137,669
3,840	Senior Housing Properties Trust	85,363
1,957	Simon Property Group, Inc. ^	297,777
5,375	Tanger Factory Outlet Centers ^	172,108
		2,690,649
	RETAIL - 1.2%
2,860	Coach, Inc.	160,532
631	Conn’s, Inc. ^*	49,716
1,458	Home Depot, Inc. ^	120,052
1,161	McDonald’s Corp ^	112,652
3,830	Urban Outfitters, Inc. *	142,093
7,910	Wendy’s Co. ^	68,975
		654,020
	SEMICONDUCTORS - 1.4%
621	Ambarella, Inc. ^*	21,070
7,223	Applied Micro Cicuits Corp. ^*	96,644
908	Atmel Corp. ^*	7,110

The accompanying notes are an integral part of these financial statements.

8

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SEMICONDUCTORS - 1.4% (Continued)
7,481	Cypress Semiconductor Corp. ^	$78,550
3,700	Lam Research Corp. ^*	201,465
2,766	Microchip Technology, Inc. ^	123,779
1,642	QUALCOMM, Inc. ^	121,919
3,329	Skyworks Solutions, Inc. ^*	95,075
1,988	Ultratech, Inc. ^*	57,652
		803,264
	SOFTWARE - 1.2%
7,535	Activision Blizzard, Inc. ^	134,349
6,511	CDC Corp. ^* (a)	3,516
1,990	Compuware Corp. ^	22,308
5,900	Microsoft Corp. ^	220,837
3,357	RADWARE Ltd. ^*	60,359
395	Solera Holdings, Inc. ^	27,950
119,368	Trident Microsystems, Inc. ^* (a)	4,178
2,300	Vmware, Inc. - Cl. A ^*	206,333
		679,830
	TELECOMMUNICATIONS - 1.0%
3,224	AT&T, Inc. ^	113,356
12,819	Globalstar, Inc. ^*	22,433
15,207	RF Micro Devices, Inc. ^*	78,468
747	Telephone & Data Systems, Inc. ^	19,258
489	United States Cellular Corp. ^	20,450
4,161	Verizon Communications, Inc. ^	204,471
1,821	Vodafone Group PLC ^	71,583
		530,019
	TRANSPORTATION - 0.4%
1,336	Forward Air Corp. ^	58,664
1,209	Roadrunner Transportation Systems, Inc. ^*	32,583
1,221	United Parcel Service, Inc. ^	128,303
		219,550

	TOTAL COMMON STOCKS (Cost - $17,850,607)	19,885,304

	MUTUAL FUNDS - 15.9%
	ASSET ALLOCATION FUND - 3.3%
90,190	361 Managed Futures Strategy Fund - Cl. I	983,970
26,652	Ivy Asset Strategy Fund - Cl. Y *	854,983
		1,838,953
	DEBT FUND - 3.2%
209,466	Oppenheimer Senior Floating Rate Fund - Cl. A	1,765,803

	EQUITY FUND - 9.4%
245,201	Calamos Market Neutral Income Fund - Cl. I	3,145,930
60,870	Convergence Core Plus Fund - Institutional Class	1,038,436
90,416	Swan Defined Risk Fund - Cl. I	1,016,275
		5,200,641

	TOTAL MUTUAL FUNDS (Cost - $8,106,941)	8,805,397

The accompanying notes are an integral part of these financial statements.

9

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares				Value
	HEDGE FUND - 6.0%
3,000,000	Raven Rock Credit Fund, LP *(a)			$3,341,951
	TOTAL HEDGE FUND (Cost - $3,000,000)

	EXCHANGE TRADED FUNDS - 4.1%
	DEBT FUND - 0.8%
4,984	iShares iBoxx $ High Yield Corporate Bond ETF			462,914

	EQUITY FUND - 3.3%
7,081	iPATH S&P 500 VIX Short-Term Futures ETN *			301,297
10,690	iShares International Select Dividend ETF			406,006
6,700	Vanguard S&P 500 ETF			1,133,305
				1,840,608

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,256,305)			2,303,522

	PREFERRED STOCK - 0.2%
	REITS - 0.2%	Dividend Rate	Maturity
2,264	Weyerhaeuser Co. ^	6.375%	7/1/2016	126,875
	TOTAL PREFERRED STOCK (Cost - $116,393)

	BONDS & NOTES - 14.3%
Principal	BANKS - 9.9%	Interest Rate
$1,500,000	BNP Paribas SA	0.000%	12/29/2017	1,564,650
108,000	Emigrant Bancorp, Inc. - 144A ^	6.250%	6/15/2014	109,450
400,000	Goldman Sachs Group, Inc. ^	0.000%	2/26/2018	502,014
500,000	Goldman Sachs Group, Inc. ^	0.000%	4/2/2018	587,095
1,000,000	Goldman Sachs Group, Inc. + - Based on the S&P 500 Index	0.000%	11/30/2018	1,108,302
1,500,000	Morgan Stanley+ - Based on the EURO STOXX 50 Index	0.000%	2/24/2023	1,667,850
				5,539,361
	CHEMICALS - 0.2%
104,000	Rockwood Specialties Group, Inc. ^	4.625%	10/15/2020	106,210

	COAL - 0.1%
35,000	SunCoke Energy, Inc. ^	7.625%	8/1/2019	37,713

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
1,000,000	Credit Suisse Securities USA LLC ^	0.000%	6/1/2017	1,271,800

	ENTERTAINMENT - 0.3%
38,768	Chukchansi Economic Development Authority (b) ^	9.750%	5/30/2020	24,230
175,947	Chukchansi Economic Development Authority - 144A (b) ^	9.750%	5/30/2020	116,125
				140,355

The accompanying notes are an integral part of these financial statements.

10

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Principal		Interest Rate	Maturity	Value
	ENVIRONMENTAL CONTROL - 0.1%
$61,000	Tervita Corp. ^	9.750%	11/1/2019	$59,551

	HEALTHCARE-PRODUCTS - 0.1%
45,000	Kinetic Concepts, Inc. ^	12.500%	11/1/2019	50,625

	HOME EQUITY ABS - 0.1%
34,200	Countrywide Asset-Backed Certificates ^	5.810%	11/25/2036	32,066

	MEDIA - 0.3%
79,000	Clear Channel Communications, Inc. ^	5.500%	9/15/2014	78,605
85,000	Clear Channel Communications, Inc. ^	5.500%	12/15/2016	74,800
				153,405
	OIL & GAS - 0.2%
39,000	Endeavour International Corp. ^	12.000%	3/1/2018	40,072
72,000	EPL Oil & Gas, Inc. ^	8.250%	2/15/2018	77,400
				117,472
	RETAIL - 0.3%
89,000	Bon-Ton Department Stores, Inc. ^	10.625%	7/15/2017	89,000
62,000	JC Penny Corp., Inc. ^	6.375%	10/15/2015	46,190
58,300	Neebo, Inc. - 144A ^	15.000%	6/30/2016	60,632
				195,822
	TELECOMMUNICATIONS - 0.4%
165,000	Alaska Communications Systems Group - 144A @ ^	6.250%	5/1/2018	135,300
86,000	United States Cellular Corp. ^	6.700%	12/15/2033	81,524
				216,824

	TOTAL BONDS & NOTES (Cost - $7,017,198)			7,921,204

	PRIVATE NOTES - 6.7%
2,200,000	Aequitas Capital (a)	13.000%	2/21/2014	2,200,000
1,500,000	Aequitas Capital (a)	11.000%	7/5/2014	1,500,000
	TOTAL PRIVATE NOTES (Cost - $3,700,000)			3,700,000

	OPTIONS PURCHASED * - 0.2%
Contracts**	CALL OPTIONS PURCHASED - 0.1%
	CBOE SPX Volatility Index
43	Expiration January 2014, Exercise Price $20.00	753
	EMC Corp.
74	Expiration February 2014, Exercise Price $24.00	10,804
	Yahoo!, Inc.
13	Expiration January 2014, Exercise Price $40.00	1,352
	Equinix, Inc.
4	Expiration March 2014, Exercise Price $200.00	1,050
	TOTAL CALL OPTIONS PURCHASED (Cost - $15,439)	13,959

The accompanying notes are an integral part of these financial statements.

11

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts**		Value
	PUT OPTIONS PURCHASED - 0.1%
	CBOE SPX Volatility Index
20	Expiration January 2014, Exercise Price $14.00	$1,750
	JC Penny Co., Inc.
34	Expiration February 2014, Exercise Price $178.00	4,658
	SPDR S&P 500 ETF Trust
27	Expiration January 2014, Exercise Price $8.00	405
	TOTAL PUT OPTIONS PURCHASED (Cost - $15,069)	6,813

	TOTAL OPTIONS PURCHASED (Cost - $30,508)	20,772

	TOTAL INVESTMENTS (Cost - $42,077,952) (c) - 83.0%	$46,105,025
	SECURITIES SOLD SHORT ( Proceeds - $3,786,717)(c) - (7.1)%	(3,951,763)
	OPTION CONTRACTS WRITTEN (Premiums Received - $52,585)(c) - (0.2)%	(94,006)
	OTHER ASSETS LESS LIABILITIES - 24.3%	13,480,814
	NET ASSETS - 100.0%	$55,540,070

	SECURITIES SOLD SHORT* - (7.1) %
Shares	COMMON STOCKS - (1.9)%
	APPAREL - (0.1)%
(906)	Carter’s, Inc.	(65,041)
(440)	Steven Madden Ltd.	(16,100)
		(81,141)
	AUTO MANUFACTURERS - (0.1)%
(3,428)	Wabash National Corp.	(42,336)

	CHEMICALS - (0.1)%
(453)	Agrium, Inc.	(41,440)

	COMMERCIAL SERVICES - (0.1)%
(2,096)	Hertz Global Holdings, Inc.	(59,988)
(781)	Huron Consulting Group, Inc.	(48,984)
		(108,972)
	COMPUTERS - (0.1)%
(1,864)	Riverbed Technology, Inc.	(33,701)

	DISTRIBUTION / WHOLESALE - (0.1)%
(227)	WESCO International, Inc.	(20,673)

	ENVIORNMENTAL CONTROL - (0.1)%
(1,123)	Mine Safety Appliances Co.	(57,509)

	HOME FURNISHING - (0.1)%
(1,242)	American Woodmark Corp.	(49,096)

	INTERNET - (0.3)%
(3,000)	VeriSign, Inc.	(179,340)

The accompanying notes are an integral part of these financial statements.

12

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	LEISURE TIME - (0.1)%
(1,581)	Brunswick Corp.	$(72,821)

	MACHINERY-DIVERSIFIED - (0.1)%
(963)	Babcock & Wilcox Co.	(32,925)
(792)	Chart Industries, Inc.	(75,747)
		(108,672)
	MINING - (0.1)%
(1,076)	US Silica Holdings, Inc.	(36,702)

	OFFICE FURNISHINGS - (0.2)%
(3,845)	Interface, Inc.	(84,436)

	RETAIL - (0.2)%
(698)	CarMaz, Inc.	(32,820)
(566)	Children’s Place Retail Stores, Inc.	(32,245)
(566)	Hibbett Sports, Inc.	(38,041)
		(103,106)
	TELECOMMUNICATIONS - (0.1)%
(776)	ViaSat, Inc.	(48,616)

	TOTAL COMMON STOCKS - (Proceeds - $980,266)	(1,068,561)

	EXCHANGE TRADED FUNDS - (5.2)%
	COMMODITY FUNDS - (0.1)%
(2,043)	iShares Silver Trust	(38,225)

	DEBT FUNDS - (0.1)%
(1,556)	SPDR Barclays High Yield Bond ETF	(63,111)

	EQUITY FUNDS - (5.0)%
(1,699)	Consumer Select Sector SPDR Fund	(73,023)
(440)	Energy Select Sector SPDR Fund	(38,944)
(1,927)	Industrial Select Sector SPDR Fund	(100,705)
(2,293)	iShares Russell 2000 ETF	(264,406)
(509)	Market Vectors Semiconductor ETF	(21,597)
(1,589)	Materials Select Sector SPDR Fund	(73,444)
(10,550)	SPDR S&P 500 ETF Trust	(1,948,269)
(397)	SPDR S&P Oil & Gas Exploration Production ETF	(27,206)
(1,361)	SPDR S&P Retail ETF	(119,904)
(3,200)	Technology Select Sector SPDR Fund	(114,368)
		(2,781,866)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,806,451)	(2,883,202)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $3,786,717)	(3,951,763)

The accompanying notes are an integral part of these financial statements.

13

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts***		Value
	OPTIONS CONTRACTS WRITTEN * - (0.2) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.2) %
	CBOE SPX Volitility Index
(43)	Expiration January 2014, Exercise Price $30.00	$(215)
	CBS Corp.
(6)	Expiration March 2014, Exercise Price $65.00	(1,434)
	General Motors Co.
(7)	Expiration January 2014, Exercise Price $43.00	(203)
	NorthStar Realty Finance Corp.
(11)	Expiration March 2014, Exercise Price $12.50	(1,298)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,825.00	(3,056)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,820.00	(3,844)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,825.00	(3,571)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,830.00	(3,391)
	S&P 500 Index
(1)	Expiration February 2014, Exercise Price $1,856.00	(2,297)
	S&P 500 Index
(1)	Expiration February 2014, Exercise Price $1,853.00	(2,312)
	S&P 500 Index
(1)	Expiration February 2014, Exercise Price $1,822.00	(4,257)
	S&P 500 Index
(2)	Expiration January 2014, Exercise Price $1,830.00	(5,600)
	S&P 500 Index
(2)	Expiration January 2014, Exercise Price $1,812.00	(9,298)
	S&P 500 Index
(2)	Expiration January 2014, Exercise Price $1,815.00	(9,134)
	S&P 500 Index
(2)	Expiration January 2014, Exercise Price $1,817.00	(8,946)
	S&P 500 Index
(2)	Expiration January 2014, Exercise Price $1,810.00	(7,890)
	S&P 500 Index
(2)	Expiration January 2014, Exercise Price $1,820.00	(6,202)
	S&P 500 Index
(2)	Expiration February 2014, Exercise Price $1,868.00	(3,534)
	SPDR S&P 500 ETF Trust
(2)	Expiration February 2014, Exercise Price $1,818.00	(9,050)
	Yahoo!, Inc.
(13)	Expiration January 2014, Exercise Price $44.00	(104)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $35,959)	(85,636)

The accompanying notes are an integral part of these financial statements.

14

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN
	CBOE SPX Volatility Index
(20)	Expiration January 2014, Exercise Price $15.00	$(3,200)
	Equinix, Inc.
(4)	Expiration March 2014, Exercise Price $165.00	(2,200)
	Hertz Global Holdings, Inc.
(18)	Expiration March 2014, Exercise Price $23.00	(486)
	Hertz Global Holdings, Inc.
(18)	Expiration March 2014, Exercise Price $24.00	(900)
	JC Penny Corp., Inc.
(27)	Expiration January 2014, Exercise Price $5.00	(54)
	SPDR S&P 500 ETF Trust
(34)	Expiration February 2014, Exercise Price $167.00	(1,530)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $16,626)	(8,370)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $52,585)	$(94,006)

*	Non-Income producing security.

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of December 31, 2013.

#	Subject to call option written

+	Structured Notes

@ - Convertible bond

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $421,507 or 0.8% of net assets.

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ETN - Exchange Traded Notes

REIT - Real Estate Investment Trust

PLC - Public Limited Company

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $7,049,645 or 12.69% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Defaulted on interest payments; non-income producing security

(c)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $38,504,946 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$4,201,334
Unrealized Depreciation:	(647,024)
Net Unrealized Appreciation:	$3,554,310

The accompanying notes are an integral part of these financial statements.

15

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCKS - 34.2%
	AGRICULTURE - 0.2%
1,314	Philip Morris International, Inc. ^	$114,489

	AIRLINES - 0.7%
9,425	United Continental Holdings, Inc. ^*	356,548

	APPAREL - 0.3%
1,079	Sketchers USA, Inc. ^*	35,747
1,416	VF Corp. ^	88,273
		124,020
	AUTO MANUFACTURERS - 0.1%
845	General Motors Co. ^*#	34,535

	BANKS - 2.6%
2,500	Banco Latinoamericano de Comercio Exterior SA	70,050
11,900	Bank of America Corp.	185,283
2,650	Citigroup, Inc.	138,092
6,130	JPMorgan Chase & Co. ^	358,482
1,265	Northern Trust Corp. ^	78,291
12,140	Regions Financial Corp.	120,065
1,873	US Bancorp ^	75,669
6,200	Wells Fargo & Co. ^	281,480
		1,307,412
	BEVERAGES - 0.5%
860	Beam, Inc. ^	58,532
1,829	Coca-Cola Co. ^	75,556
4,025	Embotelladora Andina SA	113,666
		247,754
	BIOTECHNOLOGY - 0.3%
2,674	Exact Sciences Corp. ^*	31,259
15,500	Exelixis, Inc. ^*	95,015
		126,274
	BUILDING MATERIALS - 0.7%
1,527	Apogee Enterprises, Inc. ^	54,835
685	Martin Marietta Materials, Inc. ^	68,459
4,800	Simpson Manufacturing Co., Inc.	176,304
476	Texas Industries, Inc. ^*	32,739
		332,337
	CHEMICALS - 1.7%
590	Air Products & Chemicals, Inc.	65,950
685	Ashland, Inc. ^	66,472
840	CF Industries Holdings, Inc.	195,754
1,186	El du Pont de Nemours & Co. ^	77,054
567	Praxair, Inc. ^	73,727
3,990	RPM International, Inc.	165,625
7,390	Sociedad Quimica y Mindera de Chile SA - ADR	191,253
		835,835

The accompanying notes are an integral part of these financial statements.

16

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	COMMERCIAL SERVICES - 1.3%
961	Automatic Data Processing, Inc. ^	$77,658
182	Emerge Energy Services LP	8,068
400	Hertz Global Holdings, Inc. ^*#	11,448
3,302	KAR Auction Services, Inc. ^	97,574
1,377	Korn/Ferry International ^*	35,967
377	Monro Muffler Brake, Inc. ^	21,248
1,764	Quanta Services, Inc. ^*	55,672
3,319	Service Corp. International ^	60,173
377	United Rentals, Inc. ^*	29,387
6,237	Vantiv, Inc. ^*	203,389
4,220	Western Union Co.	72,795
		673,379
	COMPUTERS - 2.1%
1,639	Apple, Inc. ^	919,659
2,733	EMC Corp. ^	68,735
2,100	Sykes Enteprises, Inc. ^*	45,801
		1,034,195
	COSMETICS/PERSONAL CARE - 0.2%
1,140	Colgate-Palmolive Co. ^	74,339

	DISTRIBUTION/WHOLESALE - 0.1%
549	Arrow Electronics, Inc. ^*	29,783

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,490	IntercontinentalExchange, Inc. ^*	335,131
646	Outerwall, Inc. ^*	43,456
		378,587
	ELECTRIC - 0.4%
1,109	Dominion Resources, Inc. ^	71,741
1,013	Duke Energy Corp. ^	69,907
2,457	Xcel Energy, Inc. ^	68,649
		210,297
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
951	EnerSys, Inc. ^	66,656
1,250	Hubbell, Inc. - Class B	136,125
1,220	Littelfuse, Inc.	113,375
		316,156
	ELECTRONICS - 0.6%
816	Honeywell International, Inc. ^	74,558
996	Rogers Corp. ^*	61,254
2,900	TE Connectivity Ltd.	159,819
		295,631
	ENVIRONMENTAL CONTROL - 0.3%
1,172	Clean Harbors, Inc. ^*	70,273
1,682	Waste Management, Inc. ^	75,471
		145,744

The accompanying notes are an integral part of these financial statements.

17

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	FOOD - 0.2%
2,210	Mondelez International, Inc. ^	$78,013

	FOREST PRODUCTS & PAPER - 0.2%
1,568	International Paper Co. ^	76,879

	HEALTHCARE-PRODUCTS - 0.5%
3,389	Cynosure, Inc. - Cl. A ^*	90,419
4,160	Patterson Cos, Inc.	171,392
		261,811
	HEALTHCARE-SERVICES - 0.1%
1,055	Capital Senior Living Corp.	25,309

	HOME BUILDERS - 0.5%
7,950	Brookfield Residential Properties, Inc. *	192,311
2,430	Winnebago Industries, Inc. ^*	66,704
		259,015
	HOME FURNISHINGS - 0.1%
1,184	Tempur Sealy International, Inc. ^*	63,889

	INSURANCE - 1.3%
399	Alleghany Corp. *	159,584
950	Aon PLC ^	79,696
2,870	Arthur J Gallagher & Co.	134,689
1,904	Assured Guaranty Ltd. ^	44,915
770	Chubb Corp. ^	74,405
1,393	Fidelity National Financial, Inc. ^	45,203
2,700	Horace Mann Educators Corp.	85,158
		623,650
	INTERNET - 0.9%
6,180	eBay, Inc. ^*	339,220
192	Equinix, Inc. ^*#	34,070
2,289	FTD Cos., Inc. ^*	74,576
		447,866
	LEISURE TIME - 0.2%
1,356	Norwegian Cruise Line Holdings Ltd. ^	48,097
1,208	Royal Caribbean Cruises Ltd. ^	57,283
		105,380
	LODGING - 0.4%
4,600	Home Inns & Hotels Management, Inc. ^*	200,744

	MACHINERY-CONSTRUCTION & MINING - 0.4%
1,900	Caterpillar, Inc.	172,539

The accompanying notes are an integral part of these financial statements.

18

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MACHINERY - DIVERSIFIED - 0.7%
1,390	Deere & Co.	$126,949
4,960	Xylem, Inc.	171,616
1,052	Zebra Technologies Corp. ^*	56,892
		355,457
	MEDIA - 0.6%
1,791	CBS Corp.- Class B ^#	114,158
3,435	Lee Enterprises, Inc. ^*	11,919
4,814	News Corp. - Class A ^*	86,748
503	Sinclair Broadcast Group, Inc. ^	17,972
596	Time Warner Cable, Inc. - Class A ^	80,758
177	Trubune Co. ^*	13,700
		325,255
	MINING - 1.0%
3,950	Barrick Gold Corp.	69,639
2,390	Compass Minerals International, Inc.	191,320
5,510	Freeport-McMoRan Copper & Gold, Inc.	207,947
4,441	MAG Silver Corp. ^*	22,916
		491,822
	MISCELLANEOUS MANUFACTURING - 2.2%
3,930	Actuant Corp.	143,995
14,061	General Electric Co. ^	394,130
3,600	ITT Corp.	156,312
1,200	Pall Corp.	102,420
2,690	Pentair Ltd.	208,932
1,060	SPX Corp.	105,587
		1,111,376
	OIL & GAS - 1.9%
565	Baytex Energy Corp. ^	22,125
594	Chevron Corp. ^	74,197
2,796	Comstock Resources, Inc. ^	51,139
976	ConocoPhillips ^	68,954
2,041	Energy XXI Bermuda Ltd. ^	55,229
1,110	EPL Oil & Gas, Inc. ^*	31,635
2,499	Exxon Mobil Corp. ^	252,899
12,913	Halcon Resources Corp. ^*	49,844
3,657	Precision Drilling Corp. ^	34,266
2,515	Whiting Petroleum Corp. *	155,603
8,680	WPX Energy, Inc. *	176,898
		972,789
	OIL & GAS SERVICES - 0.2%
44	Core Laboratories NV ^	8,402
775	Schlumberger Ltd. ^	69,835
		78,237

The accompanying notes are an integral part of these financial statements.

19

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	PHARMACEUTICALS - 0.6%
2,055	Abbott Laboratories ^	$78,768
158	BioMarin Pharmaceutical, Inc. ^*	11,103
789	Johnson & Johnson ^	72,264
1,457	Merck & Co., Inc. ^	72,923
2,414	Pfizer, Inc. ^	73,941
		308,999
	PIPELINES - 0.3%
4,150	Williams Cos., Inc.	160,066

	REAL ESTATE - 1.4%
3,700	Alexander & Baldwin, Inc.	154,401
9,420	Brookfield Office Properties, Inc.	181,335
11,150	Cheung Kong Holdings Ltd.	176,282
1,460	Howard Hughes Corp. *	175,346
		687,364
	REITS - 1.4%
29,000	American Realty Capital Properties, Inc. ^	372,940
4,808	NorthStar Realty Finance Corp. ^#	64,668
3,490	Plum Creek Timber Co., Inc.	162,320
4,340	Senior Housing Properties Trust	96,478
		696,406
	RETAIL - 1.2%
3,370	Coach, Inc.	189,158
607	Conn’s, Inc. ^*	47,825
915	Home Depot, Inc. ^	75,341
730	McDonald’s Corp. ^	70,832
4,520	Urban Outfitters, Inc. *	167,692
7,526	Wendy’s Co. ^	65,627
		616,475
	SEMICONDUCTORS - 1.6%
589	Ambarella, Inc. ^*	19,985
6,847	Applied Micro Circuits Corp. ^*	91,613
861	Atmel Corp. ^	6,742
7,110	Cypress Semiconductor Corp. ^	74,655
6,100	Lam Research Corp. ^*	332,145
1,733	Microchip Technology, Inc. ^	77,552
1,031	QUALCOMM, Inc. ^	76,552
3,159	Skyworks Solutions, Inc. ^*	90,221
1,885	Ultratech, Inc. ^*	54,665
		824,130
	SOFTWARE - 1.8%
3,841	Activision Blizzard, Inc. ^	68,485
4,347	CDC Corp. ^* (a)	2,347
1,017	Compuware Corp. ^	11,400
9,800	Microsoft Corp. ^	366,814
3,187	RADWARE Ltd. ^*	57,302

The accompanying notes are an integral part of these financial statements.

20

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SOFTWARE - 1.8% (Continued)
374	Solera Holdings, Inc. ^	$26,464
79,632	Trident Microsystems, Inc. ^* (a)	2,787
3,800	Vmware, Inc. - Cl. A ^*	340,898
		876,497
	TELECOMMUNICATIONS - 0.7%
2,025	AT&T, Inc. ^	71,199
6,538	Gobalstar, Inc. ^*	11,442
14,443	RF Micro Devices, Inc. ^*	74,526
381	Telephone & Data Systems, Inc. ^	9,822
249	United State Cellular Corp. ^	10,413
2,385	Verizon Communications, Inc. ^	117,199
928	Vodafone Group PLC ^	36,480
		331,081
	TRANSPORTATION - 0.3%
1,263	Forwatd Air Corp. ^	55,458
533	Roadrunner Transportation Systems, Inc. ^*	14,364
766	United Parcel Service, Inc. ^	80,491
		150,313

	TOTAL COMMON STOCKS (Cost - $14,544,411)	16,938,677

	MUTUAL FUNDS - 23.8%
	ASSET ALLOCATION FUND - 4.8%
90,190	361 Managed Futures Strategy Fund - Cl. I	983,969
42,662	Ivy Asset Strategy Fund - Cl. Y	1,368,583
		2,352,552
	EQUITY FUND - 19.0%
117,955	Calamos Market Neutral Income Fund - Cl. I	1,513,368
16,825	CGM Focus Fund *	678,372
145,239	Convergence Core Plus Fund - Institutional Class	2,477,784
12,839	Fairholme Fund	503,298
39,530	Oppenheimer Developing Markets Fund - Cl. Y	1,484,734
187,857	Robeco Boston Partners Long/Short Research Fund - Institutional Shares	2,710,771
		9,368,327

	TOTAL MUTUAL FUNDS (Cost - $9,583,977)	11,720,879

	HEDGE FUND - 2.0%
882,245	Raven Rock Credit Fund, LP *(a)	982,807
	TOTAL HEDGE FUND (Cost - $897,953)

	EXCHANGE TRADED FUNDS - 3.7%
	EQUITY FUND - 3.7%
10,837	Vanguard S&P 500 ETF	1,833,079
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,482,191)

The accompanying notes are an integral part of these financial statements.

21

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Dividend Rate	Maturity	Value
	PREFERRED STOCK - 0.1%
	REITS - 0.1%
941	Weyerhaeuser Co. ^	6.375%	7/1/2016	$52,734
	TOTAL PREFERRED STOCK (Cost - $48,037)
Principal		Interest Rate	Maturity
	BONDS & NOTES - 12.5%
	BANKS - 5.8%
$72,000	Emigrant Bancorp, Inc. - 144A ^	6.250%	6/15/2014	72,967
1,500,000	Goldman Sachs Group, Inc.+ - Based on the S&P 500 Index	0.000%	4/2/2018	1,761,286
1,000,000	Goldman Sachs Group, Inc.	0.000%	11/30/2018	1,108,302
				2,942,555
	CHEMICALS - 0.1%
52,000	Rockwood Specialties Group, Inc. ^	4.625%	10/15/2020	53,105

	COAL - 0.1%
23,000	SunCoke Energy, Inc. ^	7.625%	8/1/2019	24,782

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
2,000,000	Credit Suisse Securities USA LLC	0.000%	6/1/2017	2,543,600

	ENTERTAINMENT - 0.2%
25,845	Chukchansi Economic Development Authority (b)^	9.750%	5/30/2020	16,153
110,339	Chukchansi Economic Development Authority - 144A (b)^	9.750%	5/30/2020	72,824
				88,977
	ENVIRONMENTAL CONTROL - 0.1%
40,000	Tervita Corp. ^	9.750%	11/1/2019	39,050

	HEALTHCARE-PRODUCTS - 0.1%
30,000	Kinetic Concepts, Inc. ^	12.500%	11/1/2019	33,750

	HOME EQUITY ABS - 0.1%
22,800	Countrywide Asset-Backed Certificates ^	5.810%	11/25/2036	21,377

	MEDIA - 0.2%
53,000	Clear Channel Communications, Inc. ^	5.500%	9/15/2014	52,735
44,000	Clear Channel Communications, Inc. ^	5.500%	12/15/2016	38,720
				91,455
	OIL & GAS - 0.2%
26,000	Endeavour International Corp. ^	12.000%	3/1/2018	26,716
48,000	EPL Oil & Gas, Inc. ^	8.250%	2/15/2018	51,601
				78,317
	RETAIL - 0.3%
60,000	Bon-Ton Department Stores, Inc. ^	10.625%	7/15/2017	60,000
32,000	JC Penny Corp., Inc. ^	6.375%	10/15/2036	23,840
38,500	Neebo, Inc. - 144A ^	15.000%	6/30/2016	40,040
				123,880

The accompanying notes are an integral part of these financial statements.

22

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Principal		Interest Rate	Maturity	Value
	TELECOMMUNICATIONS - 0.3%
$110,000	Alaska Communications Systems Group, Inc. - 144A @ ^	6.250%	5/1/2018	$90,200
45,000	United States Cellular Corp ^	6.700%	12/15/2033	42,658
				132,858

	TOTAL BONDS & NOTES (Cost - $5,215,542)			6,173,706

	PRIVATE NOTES - 7.1%
3,500,000	Aequitas Capital (a)	11.000%	7/5/2014	3,500,000
	TOTAL PRIVATE NOTES (Cost - $3,500,000)

Contracts**
	OPTIONS PURCHASED * - 0.2%
	CALL OPTIONS PURCHASED - 0.1%
	CBOE SPX Volatility Index
10	Expiration January 2014, Exercise Price $14.00			875
	JC Penny Corp., Inc.
18	Expiration January 2014, Exercise Price $8.00			270
	SPDR S&P 500 ETF Trust
17	Expiration February 2014, Exercise Price $178.00			2,329
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,969)			3,474

	PUT OPTIONS PURCHASED - 0.1%
	CBOE SPX Volatility Index
21	Expiration January 2014, Exercise Price $20.00			368
	EMC Corp.
123	Expiration February 2014, Exercise Price $24.00			17,958
	Equinix, Inc.
2	Expiration March 2014, Exercise Price $200.00			525
	Yahoo!, Inc.
21	Expiration January 2014, Exercise Price $40.00			2,184
	TOTAL PUT OPTIONS PURCHASED (Cost - $17,073)			21,035

	TOTAL OPTIONS PURCHASED (Cost - $25,042)			24,509

	TOTAL INVESTMENTS (Cost - $35,297,153) (c) - 83.6%			$41,226,391
	SECURITIES SOLD SHORT ( Proceeds - $4,776,439)(c) - (10.1)%			(4,982,526)
	OPTION CONTRACTS WRITTEN (Premiums Received - $30,085)(c) - (0.1)%			(54,159)
	OTHER ASSETS LESS LIABILITIES - 26.6%			13,103,721
	NET ASSETS - 100.0%			$49,293,427

	SECURITIES SOLD SHORT* - (10.1) %
	COMMON STOCKS - (2.2)%
Shares	APPAREL - (0.2)%
(862)	Carter’s, Inc.			(61,883)
(419)	Steven Madden Ltd.			(15,331)
				(77,214)

The accompanying notes are an integral part of these financial statements.

23

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	AUTO MANUFACTURERS - (0.1)%
(3,253)	Wabash National Corp.	$(40,175)

	CHEMICALS - (0.1)%
(430)	Agrium, Inc.	(39,336)

	COMMERCIAL SERVICES - (0.2)%
(1,988)	Hertz Global Holdings, Inc.	(56,897)
(743)	Huron Consulting Group, Inc.	(46,601)
		(103,498)
	COMPUTERS - (0.1)%
(1,774)	Riverbed Technology, Inc.	(32,074)

	DISTRIBUTION / WHOLESALE - (0.1)%
(215)	WESCO International, Inc.	(19,580)

	ENVIORNMENTAL CONTROL - (0.1)%
(1,067)	Mine Safety Appliances Co.	(54,641)

	HOME FURNISHINGS - (0.1)%
(1,180)	American Woodmark Corp.	(46,645)

	INTERNET - (0.4)%
(3,800)	VeriSign, Inc.	(227,164)

	LEISURE TIME - (0.1)%
(1,504)	Brunswick Corp.	(69,274)

	MACHINERY - DIVERSIFIED - (0.2)%
(914)	Babcock & Wilcox Co.	(31,250)
(753)	Chart Industries, Inc.	(72,017)
		(103,267)
	MINING - (0.1)%
(1,021)	US Silica Holdings, Inc.	(34,826)

	OFFICE FURNISHINGS - (0.1)%
(3,654)	Interface, Inc.	(80,242)

	RETAIL - (0.2)%
(661)	CarMax, Inc.	(31,080)
(540)	Children’s Place Retail Stores, Inc.	(30,764)
(538)	Hibbett Sports, Inc.	(36,159)
		(98,003)
	TELECOMMUNICATIONS - (0.1)%
(736)	ViaSat, Inc.	(46,111)

	TOTAL COMMON STOCKS - (Proceeds - $968,066)	(1,072,050)

The accompanying notes are an integral part of these financial statements.

24

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - (7.9)%
	COMMODITY FUNDS - (0.1)%
(1,034)	iShares Silver Trust	$(19,346)

	DEBT FUND - (0.1)%
(1,038)	SPDR Barclays High Yield Bond ETF	(42,101)

	EQUITY FUNDS - (7.7)%
(1,612)	Consumer Staples Select Sector SPDR Fund	(69,284)
(223)	Energy Select Sector SPDR Fund	(19,738)
(1,827)	Industrial Select Secotr SPDR Fund	(95,479)
(1,138)	iShares Russell 2000 ETF	(131,223)
(484)	Market Vectors Semiconductor ETF	(20,536)
(1,507)	Materials Select Sector SPDR Fund	(69,654)
(17,302)	SPDR S&P 500 ETF Trust	(3,195,160)
(376)	SPDR S&P Oil & Gas Exploration & Production ETF	(25,767)
(1,292)	SPDR S&P Retail ETF	(113,825)
(3,032)	Technology Select Sector SPDR Fund	(108,364)
		(3,849,029)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,808,373)	(3,910,476)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $4,776,439)	(4,982,526)
Contracts***
	OPTIONS CONTRACTS WRITTEN * - (0.1)%
	CALL OPTIONS CONTRACTS WRITTEN - (0.1)%
	CBOE SPX Volatility Index
(21)	Expiration January 2014, Exercise Price $30.00	(105)
	CBS Corp.
(3)	Expiration March 2014, Exercise Price $65.00	(717)
	General Motors Co.
(3)	Expiration January 2014, Exercise Price $43.00	(87)
	NorthStar Realty Finance Corp.
(5)	Expiration March 2014, Exercise Price $12.50	(590)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $,1825.00	(3,056)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,830.00	(2,800)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,820.00	(3,844)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,825.00	(3,571)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,812.00	(4,649)

The accompanying notes are an integral part of these financial statements.

25

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Contracts***		Value
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,830.00	$(3,391)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,815.00	(4,567)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,817.00	(4,473)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,810.00	(3,945)
	S&P 500 Index
(1)	Expiration January 2014, Exercise Price $1,820.00	(3,101)
	S&P 500 Index
(1)	Expiration February 2014, Exercise Price $1,856.00	(2,297)
	S&P 500 Index
(1)	Expiration February 2014, Exercise Price $1,868.00	(1,767)
	SPDR S&P 500
(1)	Expiration February 2014, Exercise Price $1,818.00	(4,525)
	S&P 500 Index
(1)	Expiration February 2014, Exercise Price $1,853.00	(2,312)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $21,116)	(49,797)

	PUT OPTIONS CONTRACTS WRITTEN
	CBOE SPX Volatility Index
(10)	Expiration January 2014, Exercise Price $15.00	(1,600)
	Equinix, Inc.
(2)	Expiration March 2014, Exercise Price $165.00	(1,100)
	Hertz Global Holdings, Inc.
(9)	Expiration March 2014, Exercise Price $23.00	(243)
	Hertz Global Holdings, Inc.
(9)	Expiration March 2014, Exercise Price $24.00	(450)
	JC Penny Co., Inc.
(18)	Expiration January 2014, Exercise Price $5.00	(36)
	SPDR S&P 500 ETF Trust
(17)	Expiration February 2014, Exercise Price $167.00	(765)
	Yahoo!, Inc.
(21)	Expiration January 2014, Exercise Price $44.00	(168)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $8,969)	(4,362)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $30,085)	$(54,159)

*	Non-Income producing security

**	Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

***	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^	All or part of the security was held as collateral for securities sold short as of December 31, 2013.

#	Subject to call option written

+	Structured Note

@ - Convertible bond

The accompanying notes are an integral part of these financial statements.

26

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $276,031 or 0.6% of net assets

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ETN - Exchange Traded Notes

REIT - Real Estate Investment Trust

PLC - Public Limited Company

(a)	Securities for which market quotations are not readily available. The aggregate value of such securities is $4,487,941 or 9.10% of net assets and they have been fair valued under procedures approved by the Fund’s Board of Trustees.

(b)	Defaulted on interest payments; non-income producing security

(c)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $30,672,477 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$5,899,735
Unrealized Depreciation:	(382,506)
Net Unrealized Appreciation:	$5,517,229

The accompanying notes are an integral part of these financial statements.

27

Granite Harbor Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2013

	Granite Harbor Alternative Fund	Granite Harbor Tactical Fund
ASSETS
Investment securities:
At cost	$42,077,952	$35,297,153
At value	$46,105,025	$41,226,391
Cash	10,256,819	9,072,642
Deposits with Broker	3,093,775	3,946,650
Receivable for securities and options sold	223,885	212,587
Receivable for Fund shares sold	18,461	7,784
Dividends and interest receivable	179,424	126,683
Prepaid expenses and other assets	15,978	12,838
TOTAL ASSETS	59,893,367	54,605,575

LIABILITIES
Option Contracts Written - (premiums received $52,585 and $30,085, respectively)	94,006	54,159
Securities Sold Short (proceeds - $3,786,717 and $4,776,439, respectively)	3,951,763	4,982,526
Payable for securities and options purchased	162,027	114,960
Dividends and interest payable	10,937	17,432
Investment advisory fees payable	94,624	88,249
Fees payable to other affiliates	8,785	8,998
Payable for Fund shares repurchased	8,844	24,890
Distribution (12b-1) fees payable	12,131	10,927
Accrued expenses and other liabilities	10,180	10,007
TOTAL LIABILITIES	4,353,297	5,312,148
NET ASSETS	$55,540,070	$49,293,427

Net Assets Consist Of:
Paid in capital	$52,010,618	$44,034,866
Accumulated net investment loss	(124,364)	(598,728)
Accumulated net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	(166,790)	158,212
Net unrealized appreciation on investments, options written, securities sold short and foreign currency translations	3,820,606	5,699,077
NET ASSETS	$55,540,070	$49,293,427

Net Asset Value Per Share:
Net Assets	$55,540,070	$49,293,427
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,229,781	4,413,201
Net asset value, offering price and redemption price per share (Net assets/Shares of beneficial interest outstanding)	$10.62	$11.17

The accompanying notes are an integral part of these financial statements.

28

Granite Harbor Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2013

	Granite Harbor Alternative Fund	Granite Harbor Tactical Fund
INVESTMENT INCOME
Dividend Income (net of $1,943 and $2,095 foreign withholding taxes, respectively)	$473,984	$391,877
Interest Income	449,558	257,823
TOTAL INVESTMENT INCOME	923,542	649,700

EXPENSES
Investment advisory fees	532,820	477,818
Distribution (12b-1) fees	68,310	61,259
Dividends and interest on securities sold short	18,203	29,424
Margin interest/brokerage fees	22,044	26,393
Administrative services fees	39,471	37,932
Accounting services fees	23,109	22,545
Professional fees	21,936	20,598
Registration fees	12,602	12,602
Compliance officer fees	15,123	14,115
Transfer agent fees	9,075	9,075
Custodian fees	7,562	7,562
Printing and postage expenses	8,550	8,550
Trustees’ fees and expenses	4,531	4,531
Other expenses	1,260	1,260
Insurance expense	1,512	1,512
Non 12b-1 shareholder servicing expense	504	503
TOTAL EXPENSES	786,612	735,679

NET INVESTMENT INCOME (LOSS)	136,930	(85,979)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN, SECURITIES SOLD SHORT
Net realized gain (loss) on:
Investments	1,170,457	1,594,250
Options Written	(86,178)	(58,916)
Securities Sold Short	(422,451)	(504,642)

Net change in unrealized appreciation (depreciation) on:
Investments	2,949,792	3,540,664
Options Written	(47,544)	(25,741)
Securities Sold Short	(193,253)	(191,233)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS WRITTEN, SECURITIES SOLD SHORT	3,370,823	4,354,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,507,753	$4,268,403

The accompanying notes are an integral part of these financial statements.

29

Granite Harbor Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Alternative Fund
	For the	For the
	Six Months Ended	Year Ended
	December 31, 2013	June 30, 2013
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$136,930	$(316,579)
Net realized gain from investments and foreign currency transactions	661,828	726,493
Net change in unrealized appreciation on investments and
foreign currency translations	2,708,995	724,222
Net increase in net assets resulting from operations	3,507,753	1,134,136

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains ($0.13 and $0.05, respectively)	(681,740)	(238,866)
Net decrease in net assets from distributions to shareholders	(681,740)	(238,866)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,099,558	21,659,804
Distributions reinvested	594,412	196,149
Redemption fee proceeds	1,614 **	—
Payments for shares redeemed	(9,435,930)	(25,973,358)
Net increase (decrease) in net assets from shares of beneficial interest	1,259,654	(4,117,405)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,085,667	(3,222,135)

NET ASSETS
Beginning of Period	51,454,403	54,676,538
End of Period *	$55,540,070	$51,454,403
* Includes accumulated net investment loss of:	$(124,364)	$(261,294)
** Redemption fees relate to fiscal year 2012.

SHARE ACTIVITY
Shares Sold	973,112	2,145,296
Shares Reinvested	56,024	19,615
Shares Redeemed	(906,839)	(2,579,346)
Net increase (decrease) in shares of beneficial interest outstanding	122,297	(414,435)

The accompanying notes are an integral part of these financial statements.

30

Granite Harbor Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Granite Harbor Tactical Fund
	For the	For the
	Six Months Ended	Year Ended
	December 31, 2013	June 30, 2013
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(85,979)	$(755,509)
Net realized gain from investments and foreign currency transactions	1,030,692	2,078,946
Net change in unrealized appreciation on investments and foreign currency translations	3,323,690	1,872,030
Net increase in net assets resulting from operations	4,268,403	3,195,467

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains ($0.55 and $0.01, respectively)	(2,382,918)	(54,689)
Net decrease in net assets from distributions to shareholders	(2,382,918)	(54,689)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	7,750,845	21,413,154
Distributions reinvested	2,117,597	46,074
Redemption fee proceeds	1,023 **	—
Payments for shares redeemed	(8,976,166)	(23,955,100)
Net increase (decrease) in net assets from shares of beneficial interest	893,299	(2,495,872)

TOTAL INCREASE IN NET ASSETS	2,778,784	644,906

NET ASSETS
Beginning of Period	46,514,643	45,869,737
End of Period *	$49,293,427	$46,514,643
* Includes accumulated net investment loss of:	$(598,728)	$(512,749)
** Redemption fees relate to fiscal year 2012.

SHARE ACTIVITY
Shares Sold	691,606	2,052,369
Shares Reinvested	190,089	4,495
Shares Redeemed	(801,981)	(2,298,044)
Net increase (decrease) in shares of beneficial interest outstanding	79,714	(241,180)

The accompanying notes are an integral part of these financial statements.

31

Granite Harbor Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Alternative Fund
	For the		For the		For the Period
	Six Months Ended		Year Ended		Ended
	December 31, 2013		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$9.90		$10.00
From Operations:
Net investment income (loss) (a)	0.03		(0.06)		(0.09)
Net realized and unrealized gain from investments	0.65		0.28		0.00	(e)
Total from operations	0.68		0.22		(0.09)

Distributions to shareholders from
Net investment income	—		—		(0.01)
Net realized gain	(0.13)		(0.05)		—
Total distributions	(0.13)		(0.05)		(0.01)
Paid in capital from redemption fees (a)	—	(e)	—		0.00	(e)

Net Asset Value, End of Period	$10.62		$10.07		$9.90

Total Return (b)	6.76	% (d)	2.21%		(0.91	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$55,540		$51,454		$54,677
Ratio of expenses to average net assets, before reimbursement and waivers (g)	2.88	% (c)	3.07%		2.94	% (c)
net of reimbursement and waivers (g)	2.88	% (c)(f)	3.07	% (f)	2.61	% (c)
Ratio of net investment income (loss) to average net assets (g)(h)	0.50	% (c)	(0.62)%		(1.10	)% (c)
Portfolio turnover rate	61	% (d)	152%		58	% (d)

(1)	The Granite Harbor Alternative Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share.

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.78% for the year ended June 30, 2013 and 2.73% for the six months ended December 31, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

32

Granite Harbor Funds

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Granite Harbor Tactical Fund
	For the		For the		For the Period
	Six Months Ended		Year Ended		Ended
	December 31, 2013		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.73		$10.03		$10.00
From Operations:
Net investment loss (a)	(0.02)		(0.17)		(0.13)
Net realized and unrealized gain from securities	1.01		0.88		0.17
Total from investments and foreign currency	0.99		0.71		0.04

Distributions to shareholders from
Net investment income	—		—		(0.01)
Net realized gain	(0.55)		(0.01)		—
Total distributions	(0.55)		(0.01)		(0.01)
Paid in capital from redemption fees (a)	—	(e)	—		0.00	(e)

Net Asset Value, End of Period	$11.17		$10.73		$10.03

Total Return (b)	9.25	% (d)	7.11%		0.40	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$49,293		$46,515		$45,870
Ratio of expenses to average net assets,
before reimbursement and waivers (g)	3.00	% (c)	3.13%		3.03	%(c)
net of reimbursement and waivers (g)	3.00	% (c)(f)	3.13	% (f)	2.70	% (c)
Ratio of net investment loss to average net assets (g)(h)	(0.35	)% (c)	(1.66)%		(1.56	)% (c)
Portfolio turnover rate	66	% (d)	140%		52	% (d)

(1)	The Granite Harbor Tactical Fund commenced operations on September 8, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount less than $0.01 per share

(f)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.82% for the year ended June 30, 2013 and 2.77% for the six months ended December 31, 2013.

(g)	Does not include the expenses of the other investment companies in which the Fund invests.

(h)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

33

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

1.	Organization

The Granite Harbor Alternative Fund (formerly the SCA Absolute Return Fund) and the Granite Harbor Tactical Fund (formerly the SCA Directional Fund) (the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified, open-end management investment companies. The primary investment objective of the Granite Harbor Alternative Fund is to seek long-term capital appreciation and income with lower volatility as compared to U.S. equity and fixed income markets. The primary investment objective of the Granite Harbor Tactical Fund is to seek long-term capital appreciation with moderate volatility as compared to U.S. equity markets. The Funds offer two share classes designated as Investor Class and Class A. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Class A has not commenced operations. The Funds commenced operations on September 8, 2011.

2.	SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

34

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

35

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Granite Harbor Alternative Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,877,610	$—	$7,694	$19,885,304
Mutual Funds	8,805,397	—	—	$8,805,397
Hedge Fund	—	3,341,951	—	$3,341,951
Exchange Traded Funds	2,303,522	—	—	$2,303,522
Preferred Stock	126,875	—	—	$126,875
Bonds & Notes*	—	7,921,204	—	$7,921,204
Private Notes	—	—	3,700,000	$3,700,000
Options Purchased	20,772	—	—	$20,772
Total	$31,134,176	$11,263,155	$3,707,694	$46,105,025

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,068,561	$—	$—	$1,068,561
Exchange Traded Funds	2,883,202	—	—	$2,883,202
Options Contracts Written	11,624	82,382	—	$94,006
Total	$3,963,387	$82,382	$—	$4,045,769

Granite Harbor Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$16,933,543	$—	$5,134	$16,938,677
Mutual Funds	11,720,879	—	—	$11,720,879
Hedge Fund	—	982,807	—	$982,807
Exchange Traded Funds	1,833,079	—	—	$1,833,079
Preferred Stock	52,734	—	—	$52,734
Bonds & Notes*	—	6,173,706	—	$6,173,706
Private Notes		—	3,500,000	$3,500,000
Options Purchased	24,509	—	—	$24,509
Total	$30,564,744	$7,156,513	$3,505,134	$41,226,391

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$1,072,050	$—	$—	$1,072,050
Exchange Traded Funds	3,910,476	—	—	$3,910,476
Options Contracts Written	5,861	48,298	—	$54,159
Total	$4,988,387	$48,298	$—	$5,036,685

*	Please refer to the Portfolios of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the period.

It is the each Fund’s policy to recognize transfers into or out of Level 1, Level 2, or Level 3 at the end of the reporting period.

36

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Granite Harbor Alternative Fund
	Private Note	Common Stocks	Total
Beginning Balance	$3,700,000	$20,325	$3,720,325
Total realized gain (loss)	—	(183)	(183)
Change in unrealized appreciation (depreciation)	—	—	—
Cost of purchases	1,500,000	—	1,500,000
Proceeds from sales	(1,500,000)	(12,448)	(1,512,448)
Net Transfers in/out of Level 3	—	—	—
Ending balance	$3,700,000	$7,694	$3,707,694

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2013 includes:

$—	$—	$—

	Granite Harbor Tactical Fund
	Private Note	Common Stocks	Total
Beginning Balance	$3,500,000	$13,566	$3,513,566
Total realized gain (loss)	—	(122)	(122)
Change in unrealized appreciation (depreciation)	—	—	—
Cost of purchases	3,500,000	—	3,500,000
Proceeds from sales	(3,500,000)	(8,310)	(3,508,310)
Net Transfers in/out of Level 3	—	—	—
Ending balance	$3,500,000	$5,134	$3,505,134

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2013 includes:

$—	$—	$—

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Private Note investments are (1) review of current assets held by the investment (2) review of the investment’s interest payments to verify that they continue to be received in a timely fashion (3) receipt of the investment’s financial statements as of December 31, 2013. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of each Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment. (2) review of any market quotations available on the exchange. (3) review of any liquidation distributions for each security. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

The investment in Hedge Funds are fair valued based on the daily performance of the underlying holdings of the Hedge Fund. This daily performance report is received from the administrator of the Hedge Fund. The price of the Hedge Fund is back tested on a monthly basis and reviewed by the Fund’s fair valuation committee on a regular basis. The Fund is restricted in the disposition of the Hedge Fund. It can take the Fund 30 to 90 days to sell the security. The Hedge Fund is considered illiquid due to the nature of the disposition time frame.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

37

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes in which the Funds invest, which may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Short Sales – A “short sale” is a transaction in which a Fund sells a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

38

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Funds as of December 31, 2013:

Granite Harbor Alternative Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Statement of Assets and Liabilities	Value	Statement of Assets and Liabilities	Value

Equity contracts	Investment Securities	$20,772	Option Contracts Written	$94,006

Granite Harbor Tactical Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Statement of Assets and Liabilities	Value	Statement of Assets and Liabilities	Value

Equity contracts	Investment Securities	$24,509	Option Contracts Written	$54,159

The effect of Derivative Instruments on the Statements of Operations for the year ended December 31, 2013:

Granite Harbor Alternative Fund

Change in
Statement of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	$(86,178)	$(47,544)

Equity contracts	Net realized gain (loss) on investmens/
	Net change in unrealized appreciation (depreciation) on investments	$(44,817)	$19,414

Granite Harbor Tactical Fund

Change in
Statement of			Unrealized
Operations		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) on options written/
	Net change in unrealized appreciation (depreciation) on options written	$(58,916)	$(25,741)

Equity contracts	Net realized gain (loss) on investments/
	Net change in unrealized appreciation (depreciation) on investments	$(34,511)	$9,637
39

Granite Harbor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The derivative instruments outstanding as of December 31, 2013 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative.  During the six months ended December 31, 2013, the Funds were not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2013.

Granite Harbor Alternative Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Written Options	$94,006	$—	$94,006	$—	$94,006	$—
Total	$94,006	$—	$94,006	$—	$94,006	$—

Granite Harbor Tactical Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Written Options	$54,159	$—	$54,159	$—	$54,159	$—
Total	$54,159	$—	$54,159	$—	$54,159	$—

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ 2012 tax returns or expected to be taken on the Funds’ 2013 tax returns.

40

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2013

The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. Each Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	Advisory Fee and Other Related Party Transactions

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, (the “Advisory Agreement”), investment advisory services are provided to the Funds by Genesis Capital, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund. For the six months ended December 31, 2013, the Adviser earned advisory fees of $532,820 and $477,818 for the Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively. The Adviser manages a portion of each Fund’s portfolios directly and allocates the remaining balance of the Funds’ assets among the Funds’ sub-advisers. The Funds’ sub-advisers are Coe Capital Management, LLC, Phineus Partners LP, SeaBridge Investment Advisors, LLC, Tiburon Capital Management, LLC, and V2 Capital, LLC. The Adviser pays each sub-adviser a portion of its advisory fee.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until October 31, 2014, so that the total annual operating expenses of the Funds do not exceed 2.95% for Granite Harbor Alternative Fund and 2.95% for Granite Harbor Tactical Fund’s average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year during which such amounts were waived. No amounts were waived or reimbursed during the six months ended December 31, 2013.

Pursuant to separate servicing agreements with Gemini Fund Services (“GFS,”) the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

41

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2013

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, with respect to the Funds, has adopted, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund for such distribution and shareholder service activities. For the six months ended December 31, 2013, the Funds incurred distribution fees of $68,310 and $61,259 for Granite Harbor Alternative Fund and the Granite Harbor Tactical Fund, respectively.

Amounts due to GFS for these various services as of December 31, 2013 are reported in the Statements of Assets and Liabilities as “Fees payable to other affiliates”.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2013, amounted to:

Fund	Purchases	Sales
Granite Harbor Alternative Fund	$25,584,953	$23,556,890
Granite Harbor Tactical Fund	$24,065,324	$26,043,226

5.	OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the six months ended December 31, 2013, were as follows:

	Granite Harbor Alternative Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	768	$73,725
Options written	13,456	920,627
Options closed	(9,148)	(669,045)
Options exercised	(1,315)	(97,958)
Options expired	(3,537)	(174,764)
Options outstanding, end of period	224	$52,585

42

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2013

	Granite Harbor Tactical Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	816	$65,592
Options written	19,624	1,237,786
Options closed	(13,692)	(924,550)
Options exercised	(1,848)	(145,443)
Options expired	(4,768)	(203,300)
Options outstanding, end of period	132	$30,085

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following periods was as follows:

For fiscal year ended	Ordinary	Long-Term	Total
6/30/2013	Income	Capital Gain	Distributions
Granite Harbor Alternative Fund	$28,084	$210,782	$238,866
Granite Harbor Tactical Fund	—	54,689	54,689

For fiscal period ended	Ordinary	Long-Term	Total
6/30/2012	Income	Capital Gain	Distributions
Granite Harbor Alternative Fund	$43,490	$—	$43,490
Granite Harbor Tactical Fund	33,762	—	33,762

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	Loss and	Appreciation/	Accumulated
	Income	Gains	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Granite Harbor Alternative Fund	$—	$—	$(33,768)	$(107,951)	$845,158	$703,439
Granite Harbor Tactical Fund	—	1,622,491	(38,401)	(404,552)	2,193,538	3,373,076

The difference between book basis and tax basis unrealized appreciation, accumulated net investment losses and accumulated net realized gain / (loss) from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies, and adjustments for, real estate investment trusts, C-Corporations, and publicly traded partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Granite Harbor Alternative Fund	$107,951
Granite Harbor Tactical Fund	404,552

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), and net operating losses, adjustments related to real estate investment trusts, C-Corporations, publicly traded partnerships and passive foreign investment companies, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the year ended June 30, 2013 as follows:

43

Granite Harbor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2013

	Paid	Undistributed	Accumulated Net Realized
	In	Net Investment	Gain/(Loss) from Investments and
	Capital	Income	Foreign Currency Transactions
Granite Harbor Alternative Fund	$(46,124)	$470,390	$(424,266)
Granite Harbor Tactical Fund	(101,618)	513,031	(411,413)

7.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of such Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2013, the Granite Harbor Funds were invested in the following restricted securities:

Granite Harbor Alternative Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Aequitas Capital	12/21/2011	2,200,000	$2,200,000	$2,200,000	4.0%
Aequitas Capital	07/05/2013	1,500,000	$1,500,000	$1,500,000	2.7%
Raven Rock Credit Fund, LP	06/01/2012	3,000,000	$3,000,000	$3,341,951	6.0%

Granite Harbor Tactical Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Aequitas Capital	07/05/2013	3,500,000	$3,500,000	$3,500,000	7.1%
Raven Rock Credit Fund, LP	05/31/2012	882,245	$ 897,953	$ 982,807	2.0%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

44

Granite Harbor Funds
DISCLOSURE OF FUND EXPENSES (Unaudited) December 31, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from July 1, 2013 to December 31, 2013 and held for the entire period.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/13)	Ending Account Value (12/31/13)	Annualized Expense Ratio	Expenses Paid During the Period* (7/1/13 to 12/31/13)
Actual
Granite Harbor Alternative Fund	$1,000.00	$1,067.60	2.88%	$15.01
Granite Harbor Tactical Fund	$1,000.00	$1,092.50	3.00%	$15.82
Hypothetical (5% return before expenses)
Granite Harbor Alternative Fund	$1,000.00	$1,010.69	2.88%	$14.60
Granite Harbor Tactical Fund	$1,000.00	$1,010.08	3.00%	$15.20

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended December 31, 2013).

PORTFOLIO COMPOSITION** (Unaudited)

GRANITE HARBOR ALTERNATIVE FUND		GRANITE HARBOR TACTICAL FUND
Common Stocks, Net	44.7%	Common Stocks, Net	43.8%
Mutual Funds	21.0%	Mutual Funds	32.4%
Bonds & Notes	18.8%	Bonds & Notes	17.1%
Private Note	8.8%	Private Notes	9.7%
Hedge Fund	8.0%	Exchange Traded Funds, Net	-5.7%
Exchange Traded Funds, Net	-1.4%	Hedge Fund	2.7%
Preferred Stock	0.3%	Preferred Stock	0.1%
Options, Net	-0.2%	Options, Net	-0.1%
	100.0%		100.0%

**Based on Portfolio Market Value as of December 31, 2013.

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Granite Harbor Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2013

PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	609,702,446	7,380,704
Mark D. Gersten	609,750,246	7,332,904
John V. Palancia	609,370,118	7,713,033
Andrew Rogers	609,691,730	7,391,421
Mark H. Taylor	608,885,975	8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

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Granite Harbor Funds

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

Granite Harbor Alternative Fund (formerly SCA Absolute Return Fund) and Granite Harbor Tactical Fund (formerly SCA Directional Fund) (Adviser – Genesis Capital, LLC)*

In connection with the regular meeting held on June 19 and 20, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Genesis Capital, LLC (“Genesis”) and the Trust, with respect to the SCA Absolute Return Fund (“SCA Absolute”) and SCA Directional Fund (“SCA Directional”) (each a “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process. The Board relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that over the course of the Trustees’ relationship with Genesis, Genesis has consistently demonstrated its commitment to the Funds, and has responded well to Board feedback. They noted that Genesis has recently hired a new head of marketing and is working with a new sales force to boost sales of the Funds’ shares. The Trustees considered that Genesis was formed by Strategic Capital Group (“SCG”) to be the manager of a family of hedge fund of funds and these two mutual funds. Managing approximately $119 million in assets mostly through 2 mutual funds, Genesis believes it has the advantage of leveraging the intellectual capital of SCG which is an integrated investment management firm servicing high net worth individuals, family offices, foundations and endowments. In reviewing the key personnel responsible for servicing the Funds, the Trustees acknowledged they have extensive experience managing large pools of capital, portfolio design and construction, asset allocation, alternative investments, and estate planning and determined that they have the skills and attributes required to service and manage the Funds. The Trustees considered the services Genesis provides to the Funds, including the identification, research and analysis of investments, due diligence and supervision of sub-advisers, and allocation of the Fund’s capital among various investment strategies. They also considered, in an effort to generate returns with less volatility to equities, Genesis manages both Funds in a multi-strategy, diversified approach which is monitored daily. The Trustees considered that, with respect to compliance monitoring, Genesis monitors compliance to the Funds’ investment limitations and prospectus by utilizing an investment committee to review each trade prior to execution in order to detect possible exceptions. The Trustees also reviewed and considered the SEC deficiency letter and related affiliate litigations and confirmed with representatives of Genesis that the SEC’s deficiencies do not relate to the Funds or any investment made by the Funds. They noted Genesis and its affiliates have retained outside counsel and an independent consulting firm to assist them in addressing the SEC’s concerns, which the Trustees believe demonstrates their commitment to compliance. During its presentation, representatives of Genesis also explained that Genesis expects the matters raised in the recent SEC exam will be resolved favorably and will not impact its ability to manage the Funds. After further discussion, the Trustees concluded, based on their previous experience with Genesis and its recognized commitment to the Funds, they are satisfied Genesis will continue to provide a high level of service to the Funds for the benefit of the shareholders.

Performance.

SCA Absolute Fund. The Trustees reviewed the Fund’s performance over the last one year (0.09%) and since inception in September 2011 (1.28%), noting that it outperformed the peer group averages (0.04% and -0.63%, respectively), but underperformed the Morningstar US OE Multi-Alternative category averages (2.82% and 2.75%) and its benchmark index (3.50% and 2.24%) for each period. They further noted that current Fund performance is not indicative of a full market cycle and Genesis is working to add quality sub-advisers to improve performance. The Trustees concluded that the Fund’s performance is acceptable and Genesis is taking positive steps to improve performance.

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SCA Directional Fund. The Trustees concluded that the performance of the Directional Fund since inception in September 2011 (4.29%) is favorable when compared to the US OE Multi-Alternative Morningstar US category (2.75%) the peer group (2.59%) averages and the HFRX Equity Hedge Index (2.99%). They considered the Fund has also outperformed the peer group average (1.10%) for the one year ended March 31st with returns of 2.73%, but underperformed the category average (2.82%) and index (6.02%) over the same period. They also considered the Fund’s performance compared to the equity markets generally, and the negative impact on returns related to Genesis’s focus on reduced volatility. The Trustees concluded that the performance of the Fund has been reasonable.

Fees and Expenses.

SCA Absolute Return. The Trustees noted the Fund’s contractual advisory fee of 1.95% is higher than the average advisory fee charged by funds in its peer group (1.44%) and its Morningstar category (1.05%); however, it is within the range of fees charged by both the peer group (0.25% to 2.75%) and the category (0% to 2.75%). They also considered that some of the other funds in the peer group are quite large, which may impact the advisory fee, and after fee waiver the advisory fee paid during the prior fiscal year was 1.53%. After discussion, the Trustees concluded the advisory fee was within the range of reasonable.

SCA Directional Fund. The Trustees noted the Fund’s advisory fee of 1.95% is higher than the advisory fee charged by funds in its peer group (1.51%) and its Morningstar category (1.05%); however, it is within the range of fees charged by both the peer group (0% to 2.30%) and the category (up to 2.75%). They considered that some of the other funds in the peer group are quite large, which may impact the advisory fee and after fee waiver, the advisory fee paid during the prior fiscal year was 1.52%. After discussion, the Trustees concluded the fee was within the range of reasonable.

Economies of Scale. The Trustees considered the economies of scale and noted that Genesis agreed in its written response to the Board to consider breakpoints when asset levels for a Fund have reached $250 million for the Fund. They further noted Genesis intends to renew the Funds’ expense cap agreement for the upcoming year. After further discussion, the Trustees concluded that shareholders are benefiting from the expense cap and breakpoints are not necessary at this time.

Profitability. The Trustees reviewed the profitability analysis for each Fund provided by Genesis. They noted Genesis realized a profit in connection with its relationship with each Fund, but that in each case such profit was reasonable, in terms of percentage of revenue and actual dollars. The Trustees concluded Genesis’s profitability was reasonable.

Conclusion. Having requested and received such information from Genesis as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the SCA Absolute Return Fund and the SCA Directional Fund.

Granite Harbor Alternative Fund (formerly SCA Absolute Return Fund) and Granite Harbor Tactical Fund (formerly SCA Directional Fund) (Sub-Adviser – Coe Capital Management, LLC)*

In connection with the regular meeting on June 19 and 20, 2013 the Board of the Trust, including the Independent Trustees, discussed the renewal of a sub-advisory agreement (the “Coe Sub-Advisory Agreement”) between Genesis and Coe Capital Management, LLC (“Coe”), with respect to the Funds. The Trustees noted that the Sub-Adviser previously had provided the Trustees with materials related to the proposed renewal of the Coe Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that with $370 million in assets under management, Coe is a research driven organization with a history of providing investment research and advisory services to high net worth individuals and families. The Trustees examined the background information of the key investment personnel and were satisfied with their overall experience and expertise in portfolio management, trading, research, finance, operations, and compliance. They noted Genesis is responsible for providing its brand of research and trading in managing their allocated portion of each Fund’s capital which will be run pari passu to other accounts managed by Coe. The Trustees considered that by using its robust bottom up research, Genesis employs a long/short domestic strategy of small and mid-cap U.S. companies to generate returns with reduced volatility by identifying material deviations between in house modeling and analysts’ expectations. Coe reported using several tools to manage risk, such as a lower net exposure to the market through the use of sector specific ETFs to hedge sector risk and a reliance on their strong stock research process. The Trustees considered the sub-adviser will monitor compliance to investment limitations and the prospectus by using and reviewing several pre-trade compliance checks in addition to the review of the previous day’s trade reconciliations for proper allocation and Coe reported

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no material compliance or litigation issues since the last contract approval. The Trustees concluded they are satisfied with the experience and robust research capabilities of the sub-adviser and is comfortable they will continue to deliver high quality service to the Funds for the shareholders.

Performance.

SCA Absolute Return Fund. The Trustees reviewed the sub-adviser’s contribution to Fund performance since Coe began managing the Fund, noting that the performance (2.77%) has added positively to the Fund’s performance (1.19%) over the period. The Trustees considered the relatively short period of performance presented but noted the sub-adviser had developed and implemented a strategy that positively impacts Fund performance. After discussion, the Trustees concluded the period of time Coe has managed the Fund is too short for a full evaluation of performance relative to the benchmark, but the sub-adviser’s performance appeared acceptable.

SCA Direction Fund. The Trustees reviewed the sub-adviser’s contribution to Fund performance since Coe began managing the Fund, noting that the performance (4.03%) has added positively to the Fund’s performance (3.51%) over the period. The Trustees considered the relatively short period of performance presented but noted the sub-adviser had developed and implemented a strategy that positively impacts Fund performance. After discussion, the Trustees concluded the period of time Coe has managed the Fund is too short for a full evaluation of performance relative to the benchmark, but the sub-adviser’s performance appeared acceptable.

Fees and Expenses. The Trustees noted the sub-adviser receives 1.00% for its services to the Funds. They considered Coe’s significance to each Fund’s strategy and further noted the fee is the same as the 1.00% charged to the sub-adviser’s other clients. After discussion, in consideration of the significance of the sub-adviser’s role in each Fund’s strategy, the Trustees concluded the advisory fee charged each Fund is reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and noted it had realized a modest profit in terms of actual dollars, and a notable profit in terms of percentage of revenue with respect to its services to each Fund. They considered the profit realized in connection with Coe’s relationship with the Funds is less than it would have received from its typical managed account client. After discussion, the Trustees concluded the sub-adviser’s profitability with respect to each Fund was not unreasonable.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Coe Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the Coe Sub-Advisory Agreement is in the best interests the shareholders of each the SCA Absolute Return Fund and the SCA Directional Fund.

Granite Harbor Alternative Fund (formerly SCA Absolute Return Fund) and Granite Harbor Tactical Fund (formerly SCA Directional Fund) (Sub-Adviser – Phineus Partners, LP)*

In connection with the regular meeting on June 19 and 20, 2013 the Board of the Trust, including the Independent Trustees, discussed the renewal of a sub-advisory agreement (the “Phineus Sub-Advisory Agreement”) between Genesis and Phineus Partners, LP (“Phineus”), with respect to the Funds. The Trustees noted that the Sub-Adviser previously had provided the Trustees with materials related to the proposed renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Phineus was founded in 2002 and currently manages approximately $132 million in assets, providing discretionary advisory services and portfolio management services to pooled investment vehicles, offshore investment funds; U.S. investment limited partnerships, and separately managed accounts. They also reviewed the key personnel responsible for servicing the Funds and determined they have experience and expertise in global long/short equity strategies with a focus on technology, communications and media sectors, research, portfolio management, trading, and compliance. The Trustees considered that the sub-adviser employs a fundamental and disciplined investment approach in the construction of a long/short equity portfolio that meets the investment objectives and guidelines in the case of each Fund. Phineus reported, and the Trustees discussed, it follows its hedge fund strategy of investing in securities in “knowledge based” sectors aimed to seek high absolute returns with an equal concern for capital appreciation

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and capital preservation. The Trustees viewed with satisfaction that the sub-adviser has an audited track record of more than 10 years of positive performance. The Trustees also viewed as a positive how the sub-adviser takes a serious holistic approach to portfolio risk management examining industry and sector warning signs such as investment styles, outsized returns, excessive inflows, crowded positions, and similar themes. With respect to compliance, the Trustees noted Phineus utilizes the more standardized risk outputs relating to market risk, credit risk, and liquidity risk, and the sub-adviser’s CCO has responsibility for monitoring compliance and regulatory matters and has access to a real-time trading and P&L reporting function to ensure the Funds are in compliance with their investment limitations and prospectus as agreed with the Fund’s adviser. While there has been no material compliance or litigation issues reported, the Trustees noted that the sub-adviser had an SEC examination that included some weaknesses which the sub-adviser took seriously and addressed promptly to the satisfaction of the Trustees. The Trustees concluded they are satisfied with the overall approach Phineus takes to run their advisory firm and believes they will continue to provide a high level of quality service to the Funds, which will benefit the shareholders.

Performance.

SCA Absolute Return Fund. The Trustees reviewed the sub-adviser’s contribution to Fund performance over the last one year and since inception noting it has added positively to the Fund’s performance since inception with returns of 2.035% but slightly underperformed the Fund’s overall performance over the last year at 2.50% return compared to the Fund’s return of 2.73%. They further noted the sub-adviser’s returns are below the HFRX Equity Hedge Index. The Trustees considered that the relatively short period of performance presented make comparisons less meaningful, but noted the sub-adviser’s returns contributed positively to the Fund’s overall performance. After discussion, the Trustees concluded the sub-adviser’s performance was acceptable.

SCA Directional Fund. The Trustees noted the sub-adviser detracted from the Fund’s overall performance for the one year and since inception, returning 2.50% for the one year and 1.54% since inception, with Fund returns of 2.73% and 2.23%, respectively, for the same periods. They noted Phineus follows the investment strategy of another fund it manages, and while its performance has not been strong recently, the Voyager Fund has frequently been ranked as a top performing fund by Barclay Hedge and Bloomberg over the past 5 years. The Trustees concluded that the performance of Phineus for the Fund was not unreasonable.

Fees and Expenses. The Trustees noted the sub-adviser receives 1.00% for its service to each of the Funds. They considered that the fee was on the low end of fees charged by Phineus to its other clients which range from 1.00% - 2.00%, noting that these may also include performance fees. After discussion, the Trustees concluded that the sub-advisory fee for each Fund is reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. They discussed the fact that based on the small allocation of Fund assets actually managed by Phineus, it is unlikely that the sub-adviser is realizing economies of scale in managing the Funds. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a profit in connection with its relationship to the SCA Absolute Fund and the SCA Directional Fund, but determined both were far from excessive. The Trustees concluded the sub-adviser’s profitability was reasonable.

Conclusion. Having requested and received such information from Phineus as the Trustees believed to be reasonably necessary to evaluate the terms of the Phineus Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the Phineus Sub-Advisory Agreement is in the best interests the shareholders of each of the SCA Funds.

Granite Harbor Alternative Fund (formerly SCA Absolute Return Fund) and Granite Harbor Tactical Fund (formerly SCA Directional Fund) (Sub-Adviser – SeaBridge Investment Advisors, LLC)*

In connection with the regular meeting on June 19 and 20, 2013 the Board of the Trust, including the Independent Trustees, discussed the renewal of a sub-advisory agreement (the “SeaBridge Sub-Advisory Agreement”) between Genesis and SeaBridge Investment Advisors, LLC (“SeaBridge”), with respect to the Funds. The Trustees noted that the Sub-Adviser

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previously had provided the Trustees with materials related to the proposed renewal of the SeaBridge Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that SeaBridge was founded in 1996, and currently manages $1.5 billion in assets while specializing in building and actively managing customized portfolios of listed global equities for individuals and institutional clients along with managing four main investment strategies. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Funds and recognizes their years of financial experience with some prestigious institutions and their experience in performing portfolio management, compliance, research, and analysis. The Trustees noted that by using their research and fundamental analytical approach to produce data based on set criteria, the sub-adviser constructs and maintains each Fund’s portfolio seeking to generate positive absolute returns with less volatility than traditional equity markets. The Trustees recognize that not all risk mitigation processes are perfect, and the sub-adviser addresses several risks associated with managing a portfolio notably investment risk, management risk, and operational risk and have adequate plans and resources in place to implement if necessary. With respect to compliance, the Trustees noted the sub-adviser deals with monitoring compliance to investment limitations and the prospectus using trade program reports to perform pre-trade reviews and consult with their CCO when necessary prior to trade execution to ensure the trades are compliant. They considered SeaBridge has had no material compliance or litigation issues to report since the previous contract approval. The Trustees concluded it is satisfied with the sub-adviser’s solid infrastructure and is also satisfied they will continue providing a high level of service to the Funds which will benefit the shareholders.

Performance. SCA Absolute Return Fund. The Trustees reviewed the sub-adviser’s contribution to Fund performance over the last one year and since inception noting it has added positively to the Fund’s performance with returns for the portion of the portfolio it manages of 17.89% over the last year and 20.00% since inception. They further noted the sub-adviser has provided returns above with the Fund’s benchmark, the HFRX Global Hedge Fund Index (3.50% for one year and 3.25% since inception), and the sub-adviser’s benchmark, S&P 500 (14% for one year and 11.31% since inception).

SCA Directional Fund. The Trustees noted a similarly strong performance from SeaBridge on the Directional Fund, with one year returns of 17.80% (compared to 2.73% for the Fund as a whole) and 19.91% since inception (2.23% for the Fund as a whole). SeaBridge also outperformed the Fund’s benchmark and the sub-adviser’s S&P 500 benchmark for both periods. The Trustees concluded the sub-adviser’s performance for each of the Funds for the period was excellent.

Fees and Expenses. The Trustees noted the sub-adviser receives 0.72% for its service to the Funds. They considered that the fee is lower than the standard fee charged by SeaBridge to its other clients, and equal to the average fee for all its discretionary fee-paying accounts. After discussion, the Trustees concluded that the sub-advisory fee paid to SeaBridge with respect to each of the SCA Funds is reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a modest profit in connection with its relationship to each of the Funds, but concluded it was reasonable and not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the SeaBridge Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the SeaBridge Sub-Advisory Agreement is in the best interests the shareholders of each of the SCA Funds.

Granite Harbor Alternative Fund (formerly SCA Absolute Return Fund) and Granite Harbor Tactical Fund (formerly SCA Directional Fund) (Sub-Adviser – Tiburon Capital Management, LLC)*

In connection with the regular meeting on June 19 and 20, 2013 the Board of the Trust, including the Independent Trustees, discussed the approval of a sub-advisory agreement (the “Tiburon Sub-Advisory Agreement”) between Genesis and Tiburon Capital Management, LLC (“Tiburon”), with respect to the Funds. The Trustees noted that the Tiburon Sub-Adviser previously had provided the Trustees with materials related to the proposed renewal of the Tiburon Sub-Advisory Agreement.

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Nature, Extent and Quality of Services. The Trustees noted Tiburon was founded in 2009 by the former portfolio manager of a major hedge fund manager and purchased by Gray & Company in October 2012; the sub-adviser specializes in managing event-driven investment strategies seeking consistent, absolute returns with limited correlation to debt and equity markets. The Trustees reviewed the background of the key investment personnel and were satisfied with their years of experience in managing hedge funds and alternative investments along with expertise in research, accounting, operations, and compliance. The Trustees acknowledged the sub-adviser utilized their research on a complex strategy focused on securities of distressed, stressed and/or out of favor companies and special situations in order to take advantage of market inefficiencies. The Trustees noted that since this is a complex strategy, the sub-adviser developed enhanced practices around their policies and procedures, analytical process, comprehensive monitoring and portfolio construction and strategy allocation to assist with risk mitigation, to which the Trustees acknowledged as a positive aspect. They noted that since the acquisition by Gray & Co., the firm has created a formal Alternative Investment Committee comprised of senior investment professionals and support staff who’s primary objective is the continuous evaluation of the investment program, strategy, assess risk factors and conduct due diligence to improve results. While there were no material compliance or litigation issues reported, the Trustees noted the SEC performed an exam during the first quarter of 2013, and as of this review, there has been no SEC correspondence to review. The Trustees concluded they are satisfied with the investment personnel background and experience and expertise of Tiburon and its capability of continuing to provide a high level of quality service to the Funds and their shareholders.

Performance.

SCA Absolute Return Fund. The Trustees reviewed Tiburon’s contribution to Fund performance over the period since Tiburon began managing assets for the Fund, noting it has added positively with returns of 3.99% since it was retained in April 2012. They further noted the sub-adviser has provided returns above the Fund’s benchmark, the HFRX Global Hedge Fund Index (3.25%) but below the sub-adviser’s benchmark, the HFRI Event Driven Index (7.89%). The Trustees considered the relatively short period of performance presented, but noted the sub-adviser’s contribution has been strong. After discussion, the Trustees concluded the sub-adviser’s performance was a positive contribution to the Fund.

SCA Directional Fund. The Trustees noted Tiburon’s performance in managing a portion of the Direction also contributed to the overall performance of the Fund (3.88% since April 2012) and Tiburon outperformed the Fund’s benchmark, the HFRX Global Hedge Fund Index during the same period (3.25%). The Trustees concluded that while Tiburon underperformed the sub-adviser’s benchmark, the HFRI event Driven Index return of 7.89%, Tiburon’s performance contributed positively to the Fund over the short time period.

Fees and Expenses. The Trustees noted the sub-adviser receives 1.00% for its service to each of the Funds. They considered that the fee is below the fees charged by Tiburon to its other clients of 2.00% with a 20% performance fee. After discussion, the Trustees concluded that the sub-advisory fee is reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a negligible profit in connection with its relationship to each of the Funds, both in terms of percentage of revenue and actual dollars. After a brief discussion, the Trustees concluded the sub-adviser’s profitability was reasonable with respect to each of the SCA Funds.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Tiburon Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the Tiburon Sub-Advisory Agreement on behalf of each Fund is in the best interests the shareholders of the SCA Funds.

Granite Harbor Alternative Fund (formerly SCA Absolute Return Fund) and Granite Harbor Tactical Fund (formerly SCA Directional Fund) (Sub-Adviser – V2 Capital, LLC)*

In connection with the regular meeting on May 21 and 22, 2013 the Board of the Trust, including the Independent Trustees, discussed the approval of a sub-advisory agreement (the “V2 Sub-Advisory Agreement”) between Genesis and V2

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Capital, LLC (“V2”), with respect to the Funds. The Trustees noted that the Sub-Adviser previously had provided the Trustees with materials related to its proposed Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted V2 was founded in 2004, specializing in managing equity based strategies combined with proprietary option overlay strategies seeking total return with less volatility than the market and currently has approximately $252 million in assets under management for SMA clients and a hedge fund. The Trustees reviewed background information provided on the key professionals responsible for servicing the Fund and noted the management team’s long history together and the individuals’ varied experience including experience as a market maker and as an adviser to a hedge fund, and past positions at financial institutions, asset management firms, and a CPA firm. They noted V2 will provide SCA Funds with its full complement of services which include research, trading, compliance and analysis of positions and hedges. They considered that V2 indicated it will manage all assets of the Fund pari-passu to the V2 Hedged Equity Strategy and has agreed to implement certain mutual fund compliance oversight. The Trustees noted V2 would address compliance to investment guidelines by monitoring trading and reporting through the review of daily reports by its compliance personnel. The Trustees concluded V2’s experience and stability of its key personnel is a good indication can provide a level of high quality service to the Fund and shareholders consistent with the Board’s expectations.

Performance. Because V2 had not yet begun providing sub-advisory services to the Fund, the Trustees considered the performance of its Hedged Equity Strategy. They noted the strategy’s positive performance over the last one year and since inception in 2010, but noted it had underperformed the S&P 500 (29.27% versus 36.45%) since inception, but outperformed a hedge fund index since inception, which returned 8.43% over the period. They considered, however, the performance shown is net of fees and that the returns would improve under the Fund’s lower fee structure. The Trustees discussed the consistent positive returns noting V2 was able to obtain this consistency with less volatility as compared to the overall market. After discussion, the Trustees concluded that based on the lower risk strategy, the returns are reasonable.

Fees & Expenses. The Trustees noted V2 proposed to charge a 1% sub-advisory fee in connection with its services to the Fund. They considered the fee represents a “preferred rate” relative to the fees charged to its other accounts, which is also 1%, but includes a 15% performance fee. After discussion, the Trustees concluded that the proposed fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by V2 and noted modest anticipated profits for the first year in terms of estimated actual dollars to be earned. After discussion, the Trustees concluded that profits would not be unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that based on the expense cap in place in connection with the advisory agreement, the lack of breakpoints was acceptable.

Conclusion. Having requested and received such information from the Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the V2 Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that approval of the V2 Sub-Advisory Agreement is in the best interests the shareholders of the Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

53

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
54

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
55

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investment Adviser

Genesis Capital, LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/12/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/12/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/12/14